Organization and Business	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Business

Note 1 - Organization and Business

Business

Aureus Greenway Holdings Inc. (the “Company” or “Aureus”) was incorporated on December 22, 2023 in the state of Nevada. We conduct business activities principally through our wholly-owned subsidiaries, Chrome Fields I, Inc. and Chrome Fields II, Inc. engaging in operation of golf course and selling of merchandise and food and beverages.

As of September 30 2024, we own and operate two golf clubs in Florida that consisting of over 289 acres of multi-service recreational property.

Pine Ridge Group Limited (“Pine Ridge”) was acquired by Mr. Cheung Chi Ping from independent third parties on December 31, 2013.

Chrome Field I, Inc. (“Chrome I”) was incorporated on December 24, 2013 in the State of Delaware. Chrome I the is sole member of FSC Clearwater, LLC (“Clearwater I”) which was incorporated in the State of Florida on January 21, 2014. Clearwater I owns and operates Kissimmee Bay Country Club, a privately-owned golf course that is open to the general public.

Chrome Field II, Inc. (“Chrome II”) was incorporated on April 13, 2014 in the State of Delaware. Chrome II the is sole member of FSC Clearwater II, LLC (“Clearwater I”) which was incorporated in the State of Florida on March 20, 2014. Clearwater II owns and operates Remington Golf Club, a privately-owned golf course that is open to the general public.

Reorganization

Pursuant to a Group Reorganization, to rationalize the structure of the Company and its subsidiaries (collectively, the “Group”) in preparation for the listing of the Company’s stocks, the Company became the holding company of the Group on January 17, 2024. According to revised memorandum and articles of association of the Company dated January 17, 2024, the authorized number of common stocks will be 450,000,000 shares at par value $0.001 per share, and 50,000,000 shares of blank check preferred stock at par value $0.001 per share. The Company has designated 20,000,000 preferred shares, par value $0.001, as Series A Preferred Stock. Initially, holders of Series A preferred stock would have 20 voting rights for each Series A preferred stock on any matter which action of the stockholders of the corporation is sought. The Series A preferred stock will vote together with the common stock. Common stock and Series A preferred stock are not convertible into each other. Holders of Series A preferred stock are not entitled to receive dividends. The Series A preferred stock does not have liquidation preference over the Company’s common stock, and therefore ranks pari passu with the common stock in the event of liquidation.

On the same date, January 17, 2024, a share exchange agreement was entered into between the Company and the sole shareholder of Pine Ridge, Mr. Cheung Chi Ping and pursuant to which the Company agreed to issue 5,440,000 common stocks of the Company to exchange for the entire equity interest in Pine Ridge from Mr. Cheung Chi Ping. After the Group Reorganization as of January 17, 2024, Mr. Cheung Chi Ping is holding the entire equity interest in the Company.

On January 17, 2024, the Company allotted 6,800,000 shares of common stock at par value $0.001 of the Company to Ace Champion Investments Limited (“Ace Champion”), a company formed under the laws of the British Virgin Islands, which is wholly-owned by Mr. Cheung Ching Ping, brother of Mr. Cheung Chi Ping; and the Company allotted 1,360,000 shares of common stock at par value $0.001 to Trendy View Assets Management (“Trendy View”), a company formed under the laws of the British Virgin Islands, which is wholly-owned by Mr. Cheung Yick Chung and Ms. Chan Lee, parents of Mr. Cheung Chi Ping. Total consideration for the subscription was $8,160. Mr. Cheung Ching Ping, Mr. Cheung Chi Ping and Mr. Cheung Yick Chung and Ms. Chan Lee are collectively considered as Mr. Cheung’s family. After the allotment, Mr. Cheung Ching Ping, Mr. Cheung Chi Ping and Mr. Cheung Yick Chung and Ms. Chan Lee are ultimately holding 50%, 40% and 10% of the common stock of the Company.

On January 17, 2024, 5,000,000 shares of Series A Preferred Stock was issued to Ace Champion, 4,000,000 shares of Series A Preferred Stock was issued to Chrome Fields Asset Management LLC (“Chrome Fields”), wholly-owned by Mr. Cheung Chi Ping and 1,000,000 shares of Series A Preferred Stock was issued to Trendy View, at an aggregate cash consideration of $10,000.

On June 11, 2024, the Board of Directors approved to effect a 1.25-for-1 reverse stock split for the issued common stocks, such that every holder of 1.25 shares of common stock of the Company shall receive 1 share of common stock resulting in the issued common stocks to be 10,880,000 which are being held by Ace Champion of 5,440,000 shares of common stock, Chrome Fields of 4,352,000 shares of common stock and Trendy View of 1,088,000 shares of common stock.

After the issue of additional common stock and Series A Preferred Stock by the Company and reverse stock split, the Company, together with its wholly-owned subsidiaries, are effectively controlled by the same Controlling Shareholder, Mr. Cheung’s family before and after the Group Reorganization, respectively, and therefore the Group Reorganization is considered as a recapitalization of entities under common control. the ultimate Controlling The consolidation of the Company and its subsidiaries has been accounted for at historical cost. No amount is recognized in respect of goodwill or excess of acquirer’s interest in the net fair value of acquiree’s identifiable assets, liabilities and contingent liabilities over cost at the time of common control combination. The unaudited condensed consolidated statements of income and comprehensive income, unaudited condensed consolidated statements of changes in stockholders’ equity and unaudited condensed consolidated statements of cash flows are prepared as if the current Group structure had been in existence throughout the nine months ended September 30, 2024 and 2023, or since the respective dates of incorporation/establishment of the relevant entity, where this is a shorter period. The unaudited condensed consolidated balance sheets as of September 30, 2024 and December 31, 2023 present the assets and liabilities of the companies now comprising the Group which had been incorporated/established as at the relevant balance sheet date as if the current group structure had been in existence at those dates.

Upon the Group Reorganization and as at the date of this report, details of the subsidiaries company are as follows:

Name	Place and date of formation	Ownership	Principal activity
Pine Ridge Group Limited (“Pine Ridge”)	British Virgin Islands	100% (directly)	Investment holding
Chrome Fields I, Inc. (“Chrome I”)	Delaware	100% (indirectly)	Investment holding
Chrome Fields II, Inc. (“Chrome II”)	Delaware	100% (indirectly)	Investment holding
FSC Clearwater, LLC (“Clearwater I”)	Florida	100% (indirectly)	Operation of golf course and selling of food and beverages and merchandise (Kissimmee Bay Country Club)
FSC Clearwater II, LLC (“Clearwater II”)	Florida	100% (indirectly)	Operation of golf course and selling of food and beverages and merchandise (Remington Golf Club)

Note 1 - Organization and Business

Business

Aureus Greenway Holdings Inc. (the “Company” or “Aureus”) was incorporated on December 22, 2023 in the state of Nevada. We conduct business activities principally through our wholly-owned subsidiaries, Chrome Fields I, Inc. and Chrome Fields II, Inc. engaging in operation of golf course and selling of merchandise and food and beverages.

As of December 31, 2023, we own and operate two golf clubs in Florida that consisting of over 289 acres of multi-service recreational property.

Pine Ridge Group Limited (“Pine Ridge”) was acquired by Mr. Cheung Chi Ping from independent third parties on December 31, 2013.

Chrome Field I, Inc. (“Chrome I”) was incorporated on December 24, 2013 in the State of Delaware. Chrome I the is sole member of FSC Clearwater, LLC (“Clearwater I”) which was incorporated in the State of Florida on January 21, 2014. Clearwater I owns and operates Kissimmee Bay Country Club, a privately-owned golf course that is open to the general public.

Chrome Field II, Inc. (“Chrome II”) was incorporated on April 13, 2014 in the State of Delaware. Chrome II the is sole member of FSC Clearwater II, LLC (“Clearwater I”) which was incorporated in the State of Florida on March 20, 2014. Clearwater II owns and operates Remington Golf Club, a privately-owned golf course that is open to the general public.

Reorganization

Pursuant to a Group Reorganization, to rationalize the structure of the Company and its subsidiaries (collectively, the “Group”) in preparation for the listing of the Company’s stocks, the Company became the holding company of the Group on January 17, 2024. According to revised memorandum and articles of association of the Company dated January 17, 2024, the authorized number of common stocks will be 450,000,000 shares at par value $0.001 per share, and 50,000,000 shares of blank check preferred stock at par value $0.001 per share. The Company has designated 20,000,000 preferred shares, par value $0.001, as Series A Preferred Stock. Initially, holders of Series A preferred stock would have 20 voting rights for each Series A preferred stock on any matter which action of the stockholders of the corporation is sought. The Series A preferred stock will vote together with the common stock. Common stock and Series A preferred stock are not convertible into each other. Holders of Series A preferred stock are not entitled to receive dividends. The Series A preferred stock does not have liquidation preference over the Company’s common stock, and therefore ranks pari passu with the common stock in the event of liquidation.

On the same date, January 17, 2024, a share exchange agreement was entered into between the Company and the sole shareholder of Pine Ridge, Mr. Cheung Chi Ping and pursuant to which the Company agreed to issue 5,440,000 common stocks of the Company to exchange for the entire equity interest in Pine Ridge from Mr. Cheung Chi Ping.

On January 17, 2024, the Company allotted 6,800,000 shares of common stock at par value $0.001 of the Company to Ace Champion Investments Limited (“Ace Champion”), a company formed under the laws of the British Virgin Islands, which is wholly-owned by Mr. Cheung Ching Ping, brother of Mr. Cheung Chi Ping; and the Company allotted 1,360,000 shares of common stock at par value $0.001 to Trendy View Assets Management (“Trendy View”), a company formed under the laws of the British Virgin Islands, which is wholly-owned by Mr. Cheung Yick Chung and Ms. Chan Lee, parents of Mr. Cheung Chi Ping. Total consideration for the subscription was $8,160. Mr. Cheung Chi Ping, Mr. Cheung Ching Ping and Mr. Cheung Yick Chung and Ms. Chan Lee are collectively considered as Mr. Cheung’s family. After the allotment, Mr. Cheung Ching Ping, Mr. Cheung Chi Ping and Mr. Cheung Yick Chung and Ms. Chan Lee are ultimately holding 50%, 40% and 10% of the common stock of the Company.

On January 17, 2024, 5,000,000 shares of Series A Preferred Stock was issued to Ace Champion, 4,000,000 shares of Series A Preferred Stock was issued to Chrome Fields Asset Management LLC (“Chrome Fields”), wholly-owned by Mr. Cheung Chi Ping and 1,000,000 shares of Series A Preferred Stock was issued to Trendy View, at an aggregate cash consideration of $10,000.

On June 11, 2024, the Board of Directors approved to effect a 1.25-for-1 reverse stock split for the issued common stocks, such that every holder of 1.25 shares of common stock of the Company shall receive 1 share of common stock resulting in the issued common stocks to be 10,880,000 which are being held by Ace Champion of 5,440,000 shares of common stock, Chrome Fields of 4,352,000 shares of common stock and Trendy View of 1,088,000 shares of common stock.

After the issue of additional common stock and Series A Preferred Stock by the Company and reverse stock split, the Company, together with its wholly-owned subsidiaries, are effectively controlled by the same Controlling Shareholder, Mr. Cheung’s family before and after the Group Reorganization, respectively, and therefore the Group Reorganization is considered as a recapitalization of entities under common control. the ultimate Controlling The consolidation of the Company and its subsidiaries has been accounted for at historical cost. No amount is recognized in respect of goodwill or excess of acquirer’s interest in the net fair value of acquiree’s identifiable assets, liabilities and contingent liabilities over cost at the time of common control combination. The consolidated statements of income and comprehensive income, consolidated statements of changes in stockholders’ equity and consolidated statements of cash flows are prepared as if the current Group structure had been in existence throughout the two-year period ended December 31, 2023, or since the respective dates of incorporation/establishment of the relevant entity, where this is a shorter period. The consolidated balance sheets as of December 31, 2023 and 2022 present the assets and liabilities of the companies now comprising the Group which had been incorporated/established as at the relevant balance sheet date as if the current group structure had been in existence at those dates.

Upon the Group Reorganization and as at the date of this report, details of the subsidiaries company are as follows:

Name	Place and date of formation	Ownership	Principal activity
Pine Ridge Group Limited (“Pine Ridge”)	British Virgin Islands	100% (directly)	Investment holding
Chrome Fields I, Inc. (“Chrome I”)	Delaware	100% (indirectly)	Investment holding
Chrome Fields II, Inc. (“Chrome II”)	Delaware	100% (indirectly)	Investment holding
FSC Clearwater, LLC (“Clearwater I”)	Florida	100% (indirectly)	Operation of golf course and selling of food and beverages and merchandise (Kissimmee Bay Country Club)
FSC Clearwater II, LLC (“Clearwater II”)	Florida	100% (indirectly)	Operation of golf course and selling of food and beverages and merchandise (Remington Golf Club)